--------------------------------------------------------------------------------
Annual Report - Financial Statements
--------------------------------------------------------------------------------


T. Rowe Price



              Total Equity Market
              Index Fund


              -----------------
              December 31, 1998
              -----------------

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------


--------------------
Financial Highlights               For a share outstanding throughout the period
--------------------------------------------------------------------------------

                                                                       1/30/98
                                                                       Through
                                                                      12/31/98
NET ASSET VALUE
Beginning of period                                                $    10.00
                                                                   .............
Investment activities
  Net investment income                                                  0.11
  Net realized and unrealized gain (loss)                                2.20
                                                                   .............
  Total from investment activities                                       2.31
                                                                   .............
Distributions
  Net investment income                                                 (0.12)
                                                                   .............

NET ASSET VALUE
End of period                                                      $    12.19
                                                                   -------------
Ratios/Supplemental Data

Total return*                                                           23.19%
 ................................................................................
Ratio of expenses to average net assets                                  0.40%+
 ................................................................................
Ratio of net investment income to average net assets                     1.33%+
 ................................................................................
Portfolio turnover rate                                                   1.9%+
 ................................................................................
Net assets, end of period (in thousands)                           $   61,210
 ................................................................................




* Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions and payment of no redemption or account fees.
+    Annualized



The accompanying notes are an integral part of these financial statements.

2
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T. Rowe Price Total Equity Market Index Fund
-----------------------------------------------------------------------------
                                                             December 31,1998

-----------------------
Statement of Net Assets                          Shares/Par           Value
-----------------------------------------------------------------------------
                                                               In thousands


Common Stocks 95.6%

BASIC MATERIALS 0.5%

Aluminum 0.2%

Alcoa                                                   900    $         67
 .............................................................................
Reynolds Metals                                         500              26
 .............................................................................
                                                                         93
                                                               ..............
Iron & Steel 0.1%

USX-U.S. Steel                                          900              21
 .............................................................................
Worthington Industries                                1,600              20
 .............................................................................
Carpenter Technology                                    400              13
 .............................................................................
Titan International                                     700               7
 .............................................................................
                                                                         61
                                                               ..............
Miscellaneous Mining, Metals 0.1%

General Cable                                         1,100              23
 .............................................................................
Cyprus Amax Minerals                                  1,700              17
 .............................................................................
Brush Wellman                                           900              16
 .............................................................................
ASARCO                                                1,000              15
 .............................................................................
Titanium Metals                                         500               4
 .............................................................................
                                                                         75
                                                               ..............
Precious Metals 0.1%

Newmont Mining                                        1,700              31
 .............................................................................
Homestake Mining                                      2,700              25
 .............................................................................
Coeur d'Alene Mines *                                   500               2
 .............................................................................
                                                                         58
                                                               ..............
Total Basic Materials                                                   287
                                                               ..............
BUSINESS SERVICES AND
TRANSPORTATION 3.6%

Advertising 0.3%

Omnicom                                               1,000              58
 .............................................................................
Interpublic Group                                       700              56
 .............................................................................
Harte-Hanks                                           1,200              34
 .............................................................................
True North Communications                               600              16
 .............................................................................
                                                                        164
                                                               ..............
Airlines 0.5%

FDX *                                                   900              80
 .............................................................................

3
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T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------


                                                 Shares/Par          Value
--------------------------------------------------------------------------------
                                                              In thousands


AMR *                                                   900    $        54
 ................................................................................
Delta                                                 1,000             52
 ................................................................................
Southwest Airlines                                    2,150             48
 ................................................................................
Alaska Air Group *                                      700             31
 ................................................................................
Continental Airlines *                                  900             30
 ................................................................................
Mesaba Holdings *                                       750             16
 ................................................................................
TWA *                                                 1,900              9
 ................................................................................
                                                                       320
                                                               .................
Engineering Services 0.0%

EG&G                                                    900             25
 ................................................................................
                                                                        25
                                                               .................
Pollution Control 0.3%

Waste Management                                      2,960            138
 ................................................................................
Browning-Ferris                                       1,200             34
 ................................................................................
Allied Waste Industries *                             1,060             25
 ................................................................................
Newpark Resources *                                     800              6
 ................................................................................
                                                                       203
                                                               .................
Railroads 0.5%

Burlington Northern Santa Fe                          2,400             81
 ................................................................................
Norfolk Southern                                      1,900             60
 ................................................................................
Union Pacific                                         1,300             59
 ................................................................................
CSX                                                   1,300             54
 ................................................................................
Kansas City Southern Industries                         800             39
 ................................................................................
MotivePower *                                           300             10
 ................................................................................
Wisconsin Central Transport *                           500              8
 ................................................................................
                                                                       311
                                                               .................
Service 1.8%

Cendant *                                             4,800             91
 ................................................................................
Marsh & McLennan                                      1,350             79
 ................................................................................
Paychex                                               1,050             54
 ................................................................................
Service Corp. International                           1,400             53
 ................................................................................
ServiceMaster                                         2,200             49
 ................................................................................
H&R Block                                             1,000             45
 ................................................................................
Express Scripts *                                       600             40
 ................................................................................
Republic Industries *                                 2,700             40
 ................................................................................
Dun & Bradstreet                                      1,000             32
 ................................................................................
NOVA *                                                  900             31
 ................................................................................
Ryder System                                          1,200             31
 ................................................................................

4
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--------------------------------------------------------------------------------


                                                  Shares/Par           Value
--------------------------------------------------------------------------------
                                                                In thousands


Manpower                                               1,200   $          30
 ................................................................................
Cintas                                                   400              28
 ................................................................................
Equifax                                                  800              27
 ................................................................................
ProBusiness Services *                                   600              27
 ................................................................................
Erie Indemnity                                           800              25
 ................................................................................
Sylvan Learning Systems *                                800              24
 ................................................................................
UICI *                                                 1,000              24
 ................................................................................
Hertz                                                    500              23
 ................................................................................
Assisted Living Concepts *                             1,700              22
 ................................................................................
Rollins                                                1,200              21
 ................................................................................
R.H. Donnelley                                         1,440              21
 ................................................................................
Olsten                                                 2,800              21
 ................................................................................
Policy Management Systems *                              400              20
 ................................................................................
Nielsen Media Research                                 1,100              20
 ................................................................................
Startek *                                              1,500              19
 ................................................................................
Miami Computer Supply *                                  750              19
 ................................................................................
Corrections Corp. of America *                         1,000              18
 ................................................................................
Wackenhut Corrections *                                  600              17
 ................................................................................
Gartner Group (Class A) *                                700              15
 ................................................................................
First Health Group *                                     800              13
 ................................................................................
Central Parking                                          400              13
 ................................................................................
Dollar Thrifty Auto Group *                            1,000              13
 ................................................................................
Staff Leasing *                                        1,000              12
 ................................................................................
Energy Research *                                        800              11
 ................................................................................
Thomas Group *                                         1,100              11
 ................................................................................
BioReliance *                                          1,200              10
 ................................................................................
GP Strategies *                                          600               9
 ................................................................................
Group Maintenance America *                              700               8
 ................................................................................
RemedyTemp (Class A) *                                   500               8
 ................................................................................
Coast Dental Services *                                  600               6
 ................................................................................
                                                                       1,080
                                                               .................
Transport by Water 0.1%

Royal Caribbean Cruises                                  900              33
 ................................................................................
Overseas Shipholding Group                               800              13
 ................................................................................
Avondale Industries *                                    400              12
 ................................................................................
                                                                          58
                                                               .................
Trucking, Freight 0.1%

Werner Enterprises                                     1,325              23
 ................................................................................

5
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T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------


                                                    Shares/Par         Value
--------------------------------------------------------------------------------
                                                                In thousands


M.S. Carriers *                                            700 $          23
 ................................................................................
USA Truck *                                              1,100            13
 ................................................................................
C.H. Robinson Worldwide                                    300             8
 ................................................................................
                                                                          67
                                                               .................
Total Business Services and Transportation                             2,228
                                                               .................

CAPITAL EQUIPMENT 5.1%

Industrial Manufacturing 4.3%

GE                                                      15,100         1,541
 ................................................................................
3M                                                       2,000           142
 ................................................................................
United Technologies                                      1,200           130
 ................................................................................
AlliedSignal                                             2,500           111
 ................................................................................
Illinois Tool Works                                      1,300            75
 ................................................................................
Textron                                                    900            68
 ................................................................................
Dover                                                    1,500            55
 ................................................................................
Corning                                                  1,100            49
 ................................................................................
TRW                                                        800            45
 ................................................................................
ITT Industries                                           1,000            40
 ................................................................................
Cooper Industries                                          800            38
 ................................................................................
Danaher                                                    600            33
 ................................................................................
Trinity Industries                                         700            27
 ................................................................................
Briggs & Stratton                                          500            25
 ................................................................................
Walter Industries *                                      1,600            24
 ................................................................................
U.S. Industries                                          1,300            24
 ................................................................................
Precision Castparts                                        500            22
 ................................................................................
Carlisle Companies                                         400            21
 ................................................................................
Coltec Industries *                                      1,000            20
 ................................................................................
Essef *                                                  1,000            19
 ................................................................................
Tecumseh Products                                          400            19
 ................................................................................
Commercial Metals                                          600            17
 ................................................................................
Stanley Works                                              600            17
 ................................................................................
Tokheim Corp *                                           1,600            16
 ................................................................................
Watts Industries (Class A)                                 800            13
 ................................................................................
Commercial Intertech                                       900            12
 ................................................................................
Wolverine Tube *                                           400             8
 ................................................................................
Easco                                                      900             7
 ................................................................................
Zoltek *                                                   300             3
 ................................................................................
                                                                       2,621
                                                               .................

6
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T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------


                                                 Shares/Par            Value
--------------------------------------------------------------------------------
                                                                In thousands


Producers Goods 0.8%
Caterpillar                                           2,000    $          92
 ................................................................................
Ingersoll-Rand                                        1,100               52
 ................................................................................
Deere                                                 1,500               50
 ................................................................................
Eaton                                                   600               42
 ................................................................................
Genuine Parts                                         1,200               40
 ................................................................................
American Power Conversion *                             800               39
 ................................................................................
W. W. Grainger                                          800               33
 ................................................................................
Premark International                                   600               21
 ................................................................................
Aviation Sales *                                        500               20
 ................................................................................
Baldor Electric                                       1,000               20
 ................................................................................
AAON *                                                2,100               20
 ................................................................................
UCAR International *                                    900               16
 ................................................................................
Thomas Industries                                       800               16
 ................................................................................
Howmet International *                                  600               10
 ................................................................................
Bridgeport Machines *                                 1,200                7
 ................................................................................
Unique Mobility *                                       500                3
 ................................................................................
Waterlink *                                             300                1
 ................................................................................
                                                                         482
                                                               .................
Total Capital Equipment                                                3,103
                                                               .................

CONSUMER CYCLICALS 3.3%

Consumer Durables 0.3%
Shaw Industries                                       1,500               36
 ................................................................................
WestPoint Stevens *                                     900               28
 ................................................................................
Linens `n Things *                                      700               28
 ................................................................................
Mohawk Industries *                                     600               25
 ................................................................................
HON Industries                                        1,000               24
 ................................................................................
O'Sullivan Industries *                               1,600               17
 ................................................................................
Interface (Class A)                                   1,700               16
 ................................................................................
Rival                                                   900               12
 ................................................................................
                                                                         186
                                                               .................
Construction 0.5%
Masco                                                 1,900               55
 ................................................................................
Centex                                                  900               41
 ................................................................................
Sherwin-Williams                                      1,300               38
 ................................................................................
USG                                                     500               26
 ................................................................................

7
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T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------


                                                     Shares/Par        Value
--------------------------------------------------------------------------------
                                                                In thousands


Jacobs Engineering Group *                                  600 $         24
 ................................................................................
Armstrong World                                             400           24
 ................................................................................
Lafarge                                                     500           20
 ................................................................................
Lennar                                                      600           15
 ................................................................................
Genlyte Group *                                             800           15
 ................................................................................
Baltek Corp *                                             1,100           12
 ................................................................................
TJ International                                            400           10
 ................................................................................
                                                                         280
                                                                ................
Motor Vehicles 1.3%

Ford Motor                                                5,700          335
 ................................................................................
Harley-Davidson                                           1,000           47
 ................................................................................
Dana                                                        900           37
 ................................................................................
Lear *                                                      800           31
 ................................................................................
Modine Manufacturing                                        800           29
 ................................................................................
GM *                                                      3,200          229
 ................................................................................
Polaris Industries                                          700           27
 ................................................................................
Shiloh Industries *                                       1,600           21
 ................................................................................
Navistar *                                                  700           20
 ................................................................................
Arctic Cat                                                1,900           19
 ................................................................................
OEA                                                       1,000           12
 ................................................................................
                                                                         807
                                                                ................
Real Estate 1.1%

Equity Office Properties, REIT                            1,600           38
 ................................................................................
Equity Residential Properties Trust, REIT                   800           32
 ................................................................................
Santa Anita Realty Enterprises, REIT                      1,990           30
 ................................................................................
Catellus Development *                                    2,000           29
 ................................................................................
Avalonbay Communities, REIT                                 807           28
 ................................................................................
Prologis Trust, REIT                                      1,300           27
 ................................................................................
Chateau Communities, REIT                                   900           26
 ................................................................................
Archstone Communities Trust, REIT                         1,300           26
 ................................................................................
D.R. Horton                                               1,100           25
 ................................................................................
Starwood Hotels & Resorts, REIT                           1,100           25
 ................................................................................
AMB Property                                              1,100           24
 ................................................................................
Felcor Suite Hotels, REIT                                 1,048           24
 ................................................................................
Federal Realty Investment Trust, REIT                     1,000           24
 ................................................................................
Vornado Realty Trust, REIT                                  700           24
 ................................................................................
CBL & Associates Properties, REIT                           900           23
 ................................................................................
Simon DeBartolo Group, REIT                                 800           23
 ................................................................................

8
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T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------


                                                    Shares/Par         Value
--------------------------------------------------------------------------------
                                                                In thousands


Pulte                                                      800  $         22
 ................................................................................
Nationwide Health Properties, REIT                       1,000            22
 ................................................................................
Boston Properties, REIT                                    700            21
 ................................................................................
Duke Realty Investments, REIT                              900            21
 ................................................................................
Brandywine Realty Trust                                  1,100            20
 ................................................................................
Apartment Investment & Management, REIT                    500            19
 ................................................................................
CCA Prison Realty Trust, REIT                              900            18
 ................................................................................
Camden Property Trust, REIT                                700            18
 ................................................................................
Trammell Crow *                                            600            17
 ................................................................................
Crescent Real Estate Equities, REIT                        700            16
 ................................................................................
Parkway Properties, REIT                                   500            16
 ................................................................................
Manufactured Home Communities, REIT                        600            15
 ................................................................................
Developers Diversified Realty, REIT                        800            14
 ................................................................................
JP Realty, REIT                                            700            14
 ................................................................................
Patriot American Hospitality, REIT                       1,668            10
 ................................................................................
                                                                         691
                                                                ................
Tire & Rubber 0.1%
Goodyear Tire & Rubber                                   1,100            55
 ................................................................................
Bandag                                                     400            16
 ................................................................................
                                                                          71
                                                                ................
Total Consumer Cyclicals                                               2,035
                                                                ................
CONSUMER NONDURABLES 8.9%

Agriculture 1.7%
Sara Lee                                                 4,800           135
 ................................................................................
Campbell                                                 2,100           116
 ................................................................................
Heinz                                                    1,700            96
 ................................................................................
ConAgra                                                  2,640            83
 ................................................................................
Kellogg                                                  2,300            78
 ................................................................................
Bestfoods                                                1,400            75
 ................................................................................
Archer Daniels Midland                                   4,105            71
 ................................................................................
General Mills                                              900            70
 ................................................................................
Wrigley                                                    700            63
 ................................................................................
RJR Nabisco                                              1,900            56
 ................................................................................
Hershey Foods                                              900            56
 ................................................................................
Pioneer Hi-Bred                                          1,800            49
 ................................................................................
Nabisco Holdings (Class A)                                 700            29
 ................................................................................

9
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T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands


Hormel Foods                                             700    $          23
 ................................................................................
Vlasic Foods *                                           960               23
 ................................................................................
Fresh Del Monte Produce *                                800               17
 ................................................................................
International Home Foods *                             1,000               17
 ................................................................................
                                                                        1,057
                                                                ................
Beverages 1.9%

Coca-Cola                                             11,300              756
 ................................................................................
PepsiCo                                                6,800              278
 ................................................................................
Coca-Cola Enterprises                                  1,800               64
 ................................................................................
Quaker Oats                                              700               42
 ................................................................................
Whitman                                                1,300               33
 ................................................................................
TRIARC COMPANIES *                                       500                8
 ................................................................................
Pure World *                                             800                7
 ................................................................................
                                                                        1,188
                                                                ................
Container 0.3%

Sealed Air *                                             700               36
 ................................................................................
Tenneco                                                1,000               34
 ................................................................................
Crown Cork & Seal                                        900               27
 ................................................................................
US Can *                                               1,300               23
 ................................................................................
Ball                                                     500               23
 ................................................................................
Sonoco Products                                          700               21
 ................................................................................
                                                                          164
                                                                ................
Cosmetics 1.1%

Procter & Gamble                                       6,000              548
 ................................................................................
Avon                                                   1,700               75
 ................................................................................
Alberto Culver (Class B)                               1,100               29
 ................................................................................
Block Drug                                               412               18
 ................................................................................
Revlon (Class A) *                                       400                7
 ................................................................................
Carson *                                                 800                3
 ................................................................................
                                                                          680
                                                                ................
Leisure, Luxury 0.6%

Carnival (Class A)                                     3,200              154
 ................................................................................
Hilton                                                 1,900               36
 ................................................................................
Hasbro                                                 1,000               36
 ................................................................................
Mattel                                                 1,500               34
 ................................................................................
Rio Hotel & Casino *                                   1,700               27
 ................................................................................
Cedar Fair                                               900               24
 ................................................................................
Action Performance *                                     600               21
 ................................................................................

10
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T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------


                                                 Shares/Par            Value
--------------------------------------------------------------------------------
                                                                In thousands


Callaway Golf                                         1,600    $          16
 ................................................................................
WMS Industries                                          600                5
 ................................................................................
                                                                         353
                                                               .................
Liquor 0.4%

Anheuser-Busch                                        2,500              164
 ................................................................................
Fortune Brands                                        1,200               38
 ................................................................................
Todhunter *                                           1,500               12
 ................................................................................
                                                                         214
                                                               .................
Photographic, Optical 0.2%

Eastman Kodak                                         1,800              130
 ................................................................................
X-Rite                                                1,600               12
 ................................................................................
                                                                         142
                                                               .................
Soaps, Housewares 1.3%
Gillette                                              5,300              256
 ................................................................................
Kimberly-Clark                                        2,700              147
 ................................................................................
Colgate-Palmolive                                     1,200              112
 ................................................................................
Clorox                                                  600               70
 ................................................................................
Ralston Purina                                        1,500               49
 ................................................................................
Newell                                                1,000               41
 ................................................................................
Rubbermaid                                            1,000               31
 ................................................................................
NACCO Industries (Class A)                              300               28
 ................................................................................
Dial Corp                                               800               23
 ................................................................................
Tupperware                                            1,000               16
 ................................................................................
Dixon Ticonderoga Company *                             700                8
 ................................................................................
                                                                         781
                                                               .................
Textiles and Apparel 0.3%

NIKE (Class B)                                        1,400               57
 ................................................................................
V.F.                                                    800               37
 ................................................................................
Jones Apparel Group *                                 1,500               33
 ................................................................................
Polo Ralph Lauren *                                   1,100               21
 ................................................................................
K-Swiss (Class A)                                       700               19
 ................................................................................
Kellwood                                                600               15
 ................................................................................
Worldtex *                                            3,100               11
 ................................................................................
Rocky Shoes & Boots *                                 1,200                7
 ................................................................................
Gymboree *                                              900                6
 ................................................................................
                                                                         206
                                                               .................
Tobacco 1.1%

Philip Morris                                        11,000              589
 ................................................................................

11
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T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------


                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                                In thousands


UST                                                       900   $         31
 ................................................................................
Brooke Group                                            1,000             24
 ................................................................................
                                                                         644
                                                                ................
Total Consumer Nondurables                                             5,429
                                                                ................
CONSUMER SERVICES 11.0%

Hotels & Restaurant 0.8%

McDonald's                                              3,300            253
 ................................................................................
Marriott (Class A)                                      1,700             49
 ................................................................................
Tricon Global Restaurants *                               800             40
 ................................................................................
Wendys                                                  1,400             31
 ................................................................................
Papa Johns *                                              600             26
 ................................................................................
Brinker *                                                 900             26
 ................................................................................
Applebee's                                              1,100             23
 ................................................................................
Bob Evans Farms                                           800             21
 ................................................................................
Sodexho Marriott Services *                               450             12
 ................................................................................
John Q. Hammons Hotels (Class A) *                      1,600              6
 ................................................................................
                                                                         487
                                                                ................
Media 3.0%

Time Warner                                             5,900            366
 ................................................................................
Disney                                                  9,300            279
 ................................................................................
Tele-Communications (Class A) *                         2,400            133
 ................................................................................
US WEST Media                                           2,800            132
 ................................................................................
Viacom (Class B) *                                      1,700            126
 ................................................................................
CBS                                                     3,700            121
 ................................................................................
Comcast (Class A Special)                               1,800            106
 ................................................................................
Cox Communications (Class A) *                          1,400             97
 ................................................................................
Clear Channel Communications *                          1,400             76
 ................................................................................
Tribune                                                   800             53
 ................................................................................
Chancellor Media *                                      1,100             53
 ................................................................................
Tele-Communications TCI Ventures *                      2,100             50
 ................................................................................
E. W. Scripps                                             700             35
 ................................................................................
Jacor Communications *                                    500             32
 ................................................................................
A. H. Belo (Class A)                                    1,400             28
 ................................................................................
GC Companies *                                            600             25
 ................................................................................
King World Productions *                                  800             24
 ................................................................................
Century Communications (Class A) *                        700             22
 ................................................................................

12
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T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------


                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                                In thousands


USA Networks *                                           600   $          20
 ................................................................................
Univision Communications *                               500              18
 ................................................................................
SFX Entertainment (Class A) *                            300              16
 ................................................................................
Electromagnetic Sciences *                               900              13
 ................................................................................
BHC Communications (Class A)                             100              12
 ................................................................................
Metro Goldwyn Mayer *                                    600               8
 ................................................................................
Granite Broadcasting                                     400               2
 ................................................................................
                                                                       1,847
                                                               .................
Publishing 0.7%

Gannett                                                1,500              97
 ................................................................................
McGraw-Hill                                              600              61
 ................................................................................
R.R. Donnelley                                         1,200              53
 ................................................................................
Scholastic *                                             600              32
 ................................................................................
Valassis Communications *                                600              31
 ................................................................................
New York Times (Class A)                                 800              28
 ................................................................................
Hollinger International                                1,800              25
 ................................................................................
PRIMEDIA *                                             1,900              22
 ................................................................................
Central Newspapers (Class A)                             300              21
 ................................................................................
American Greetings (Class A)                             500              21
 ................................................................................
Franklin Covey *                                       1,200              20
 ................................................................................
John H. Harland                                        1,100              17
 ................................................................................
TST/ Impreso *                                           300               1
 ................................................................................
                                                                         429
                                                               .................
Retail- Clothing 0.7%

The Gap                                                2,900             163
 ................................................................................
TJX                                                    2,200              64
 ................................................................................
Intimate Brands                                        1,800              54
 ................................................................................
The Limited                                            1,500              44
 ................................................................................
Abercrombie & Fitch (Class A) *                          408              29
 ................................................................................
Nordstrom                                                700              24
 ................................................................................
Venator Group *                                        2,500              16
 ................................................................................
Goody's Family Clothing *                                600               6
 ................................................................................
Gadzooks *                                               300               2
 ................................................................................
                                                                         402
                                                               .................
Retail- Computer/Electric 0.2%

Tandy                                                    900              37
 ................................................................................
Best Buy *                                               600              37
 ................................................................................
Ingram Micro *                                           500              17
 ................................................................................

13
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T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------


                                                   Shares/Par           Value
--------------------------------------------------------------------------------
                                                                 In thousands


Safeguard Scientifics *                                   600   $          17
 ................................................................................
Tech Data *                                               400              16
 ................................................................................
CHS Electronics *                                         700              12
 ................................................................................
                                                                          136
                                                                ................
Retail- Food 0.9%

Safeway *                                               2,600             158
 ................................................................................
Albertson's                                             1,300              83
 ................................................................................
Kroger *                                                1,300              79
 ................................................................................
American Stores                                         1,900              70
 ................................................................................
Sysco                                                   2,000              55
 ................................................................................
Winn-Dixie                                              1,100              49
 ................................................................................
Starbucks *                                               400              22
 ................................................................................
Whole Foods Market *                                      300              15
 ................................................................................
DiMon                                                   1,500              11
 ................................................................................
Western Beef *                                          1,500              11
 ................................................................................
United Natural Foods *                                    300               7
 ................................................................................
                                                                          560
                                                                ................
Retail- General Department 2.6%

Wal-Mart                                               10,200             831
 ................................................................................
Dayton Hudson                                           1,800              98
 ................................................................................
Costco Companies *                                      1,200              87
 ................................................................................
Sears                                                   1,900              81
 ................................................................................
May Department Stores                                   1,100              66
 ................................................................................
J.C. Penney                                             1,400              66
 ................................................................................
Kohl's *                                                  800              49
 ................................................................................
Kmart *                                                 2,900              44
 ................................................................................
Fred Meyer *                                              600              36
 ................................................................................
Saks *                                                  1,075              34
 ................................................................................
Federated Department Stores *                             700              30
 ................................................................................
Dillards                                                1,000              28
 ................................................................................
BJ's Wholesale Club *                                     600              28
 ................................................................................
Family Dollar Stores                                    1,000              22
 ................................................................................
Consolidated Stores *                                   1,000              20
 ................................................................................
Value City Department Stores *                          1,200              17
 ................................................................................
ShopKo Stores *                                           500              17
 ................................................................................
Ames Department Stores *                                  300               8
 ................................................................................
                                                                        1,562
                                                                ................

14
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T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------


                                                 Shares/Par           Value
--------------------------------------------------------------------------------
                                                               In thousands


Retail-Other 2.1%

Home Depot                                            7,000    $        428
 ................................................................................
Walgreen                                              2,700             158
 ................................................................................
CVS                                                   2,200             121
 ................................................................................
Amazon.com *                                            300              96
 ................................................................................
Lowes                                                 1,700              87
 ................................................................................
Staples *                                             1,900              83
 ................................................................................
Rite Aid                                              1,400              69
 ................................................................................
Office Depot *                                        1,400              52
 ................................................................................
AutoZone *                                            1,300              43
 ................................................................................
CDW Computer Centers *                                  400              39
 ................................................................................
Bed Bath & Beyond *                                   1,000              34
 ................................................................................
Lands' End *                                          1,100              30
 ................................................................................
Toys "R" Us *                                         1,500              25
 ................................................................................
OfficeMax *                                           1,400              17
 ................................................................................
Corporate Express *                                   2,800              15
 ................................................................................
Jo Ann Stores (Class A) *                               500               8
 ................................................................................
                                                                      1,305
                                                               .................
Total Consumer Services                                               6,728
                                                               .................
ENERGY 5.2%

Coal & Uranium 0.0%

Arch Coal                                               200               3
 ................................................................................
                                                                          3
                                                               .................
Domestic Petroleum Reserve 0.5%

Atlantic Richfield                                    1,600             104
 ................................................................................
Phillips Petroleum                                    1,500              64
 ................................................................................
Burlington Resources                                  1,300              47
 ................................................................................
Anadarko Petroleum                                    1,100              34
 ................................................................................
Southwestern Energy                                   3,100              23
 ................................................................................
Devon Energy                                            600              18
 ................................................................................
Union Pacific Resources                               1,800              16
 ................................................................................
EEX *                                                 2,133              15
 ................................................................................
Pennzenergy                                             700              12
 ................................................................................
Nuevo Energy *                                          800               9
 ................................................................................
Belco Oil & Gas                                       1,000               6
 ................................................................................
Forcenergy *                                          1,600               4
 ................................................................................

15
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--------------------------------------------------------------------------------


                                                Shares/Par             Value
--------------------------------------------------------------------------------
                                                                In thousands


Harken Energy *                                      1,800     $           4
 ................................................................................
Chesapeake Energy                                      308                 0
 ................................................................................
                                                                         356
                                                               .................
Gas Utilities 0.7%

Williams Companies                                   2,700                84
 ................................................................................
Enron                                                1,300                74
 ................................................................................
Sempra Energy                                        1,851                47
 ................................................................................
Consolidated Natural Gas                               800                43
 ................................................................................
Columbia Gas System                                    650                38
 ................................................................................
LG&E Energy                                          1,201                34
 ................................................................................
Southern Union *                                       997                24
 ................................................................................
National Fuel Gas                                      500                23
 ................................................................................
WICOR                                                  800                17
 ................................................................................
Western Gas Resources                                2,700                16
 ................................................................................
Laclede Gas                                            500                13
 ................................................................................
MCN                                                    400                 8
 ................................................................................
                                                                         421
                                                               .................
International Oil 2.6%

Exxon                                               11,500               841
 ................................................................................
Mobil                                                3,700               322
 ................................................................................
Chevron                                              3,000               249
 ................................................................................
Texaco                                               2,300               122
 ................................................................................
Unocal                                               1,200                35
 ................................................................................
Oryx Energy *                                        1,300                17
 ................................................................................
                                                                       1,586
                                                               .................
Oil Refining Distribution 0.8%

Amoco                                                3,700               218
 ................................................................................
USX-Marathon                                         2,000                60
 ................................................................................
Coastal                                              1,200                42
 ................................................................................
Sunoco                                               1,000                36
 ................................................................................
Tosco                                                1,300                34
 ................................................................................
Amerada Hess                                           600                30
 ................................................................................
Murphy Oil                                             500                21
 ................................................................................
Ashland                                                400                19
 ................................................................................
Aquila Gas Pipeline                                  1,700                15
 ................................................................................
Pennzoil                                               700                10
 ................................................................................
                                                                         485
                                                               .................

16
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--------------------------------------------------------------------------------


                                                Shares/Par            Value
--------------------------------------------------------------------------------
                                                               In thousands


Oil Service 0.6%

Schlumberger                                         2,472     $        114
 ................................................................................
Halliburton                                          2,400               71
 ................................................................................
Baker Hughes                                         2,000               35
 ................................................................................
Diamond Offshore Drilling                            1,300               31
 ................................................................................
Oceaneering International *                          1,700               25
 ................................................................................
Santa Fe International                               1,500               22
 ................................................................................
Teppco Partners                                        900               22
 ................................................................................
ENSCO International                                  1,100               12
 ................................................................................
Weatherford International *                            500               10
 ................................................................................
Tidewater                                              400                9
 ................................................................................
Key Energy *                                         1,700                8
 ................................................................................
Varco International *                                  500                4
 ................................................................................
Superior Energy *                                      600                2
 ................................................................................
                                                                        365
                                                               .................
Total Energy                                                          3,216
                                                               .................
FINANCIAL 15.9%

Bank and Trust 6.7%

BankAmerica                                          7,929              477
 ................................................................................
Wells Fargo                                          7,800              312
 ................................................................................
Chase Manhattan                                      4,100              279
 ................................................................................
Bank One                                             5,436              278
 ................................................................................
First Union                                          4,548              277
 ................................................................................
Bank of New York                                     3,600              145
 ................................................................................
U.S. Bancorp                                         3,800              135
 ................................................................................
Fleet Financial Group                                3,000              134
 ................................................................................
National City                                        1,720              125
 ................................................................................
Fifth Third Bancorp                                  1,451              104
 ................................................................................
J. P. Morgan                                           900               95
 ................................................................................
PNC Bank                                             1,700               92
 ................................................................................
Mellon Bank                                          1,300               89
 ................................................................................
Wachovia                                             1,000               87
 ................................................................................
SunTrust                                             1,100               84
 ................................................................................
Firstar                                                900               84
 ................................................................................
KeyCorp                                              2,400               77
 ................................................................................
BB&T                                                 1,900               77
 ................................................................................

17
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--------------------------------------------------------------------------------


                                                  Shares/Par           Value
--------------------------------------------------------------------------------
                                                                In thousands


Comerica                                               1,050   $          72
 ................................................................................
BankBoston                                             1,700              66
 ................................................................................
State Street                                             900              63
 ................................................................................
Northern Trust                                           700              61
 ................................................................................
Crestar Financial                                        800              58
 ................................................................................
Regions Financial                                      1,400              56
 ................................................................................
Mercantile Bancorporation                              1,200              55
 ................................................................................
Summit Bancorp                                         1,200              52
 ................................................................................
Huntington Bancshares                                  1,500              45
 ................................................................................
Bankers Trust New York                                   500              43
 ................................................................................
Synovus Financial                                      1,700              41
 ................................................................................
First American                                           900              40
 ................................................................................
SouthTrust                                             1,000              37
 ................................................................................
Republic New York                                        800              36
 ................................................................................
Marshall & Ilsley                                        600              35
 ................................................................................
CCB Financial                                            600              34
 ................................................................................
Union Planters                                           600              27
 ................................................................................
Charter One Financial                                    930              26
 ................................................................................
First Virginia Banks                                     500              23
 ................................................................................
Imperial Bancorp *                                     1,400              23
 ................................................................................
National City Bancshares *                               620              23
 ................................................................................
UMB Financial                                            500              23
 ................................................................................
Old National Bancorp                                     400              22
 ................................................................................
WestAmerica                                              600              22
 ................................................................................
Cullen/Frost Bankers                                     400              22
 ................................................................................
National Commerce Bancorporation                       1,100              20
 ................................................................................
One Valley Bancorp                                       600              20
 ................................................................................
BOK Financial *                                          412              19
 ................................................................................
Reliance Bancshares *                                  1,800              18
 ................................................................................
Wesbanco                                                 600              18
 ................................................................................
Silicon Valley Bancshares *                              900              15
 ................................................................................
Omega Financial                                          500              15
 ................................................................................
National City Bancorporation *                           500              13
 ................................................................................
Community Bankshares of Indiana                          200               3
 ................................................................................
                                                                       4,097
                                                               .................
Life Insurance 1.0%

American General                                       1,000              78
 ................................................................................
CIGNA                                                  1,000              77
 ................................................................................

18
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--------------------------------------------------------------------------------


                                                 Shares/Par           Value
--------------------------------------------------------------------------------
                                                               In thousands


Sunamerica                                              900    $         73
 ................................................................................
Aetna                                                   900              71
 ................................................................................
Jefferson Pilot                                         700              52
 ................................................................................
Conseco                                               1,600              49
 ................................................................................
Lincoln National                                        500              41
 ................................................................................
ReliaStar Financial                                     800              37
 ................................................................................
Transamerica                                            300              35
 ................................................................................
Torchmark                                               900              32
 ................................................................................
American National Insurance                             300              25
 ................................................................................
American Annuity Group                                  700              16
 ................................................................................
Presidential Life                                       400               8
 ................................................................................
Guarantee Life                                          300               5
 ................................................................................
InterContinental Life *                                 200               4
 ................................................................................
                                                                        603
                                                               .................
Miscellaneous Finance 3.3%

Citigroup                                            10,450             517
 ................................................................................
American Express                                      2,100             215
 ................................................................................
Morgan Stanley Dean Witter                            2,900             206
 ................................................................................
Associates First Capital (Class A)                    3,342             142
 ................................................................................
Charles Schwab                                        1,950             110
 ................................................................................
Merrill Lynch                                         1,600             107
 ................................................................................
MBNA                                                  3,850              96
 ................................................................................
Household International                               2,413              96
 ................................................................................
Providian Financial                                     950              71
 ................................................................................
Equitable Companies                                   1,200              69
 ................................................................................
Franklin Resources                                    1,500              48
 ................................................................................
Capital One Financial                                   400              46
 ................................................................................
SLM Holding                                             900              43
 ................................................................................
Paine Webber                                          1,100              42
 ................................................................................
Lehman Brothers                                         900              40
 ................................................................................
The CIT Group (Class A)                               1,200              38
 ................................................................................
Bear Stearns                                            900              34
 ................................................................................
Alliance Capital                                      1,300              33
 ................................................................................
FINOVA Group                                            500              27
 ................................................................................
Eaton Vance                                             800              17
 ................................................................................
Pioneer Group                                           800              16
 ................................................................................
Waddell & Reed Financial (Class A)                      434              10
 ................................................................................
B & L Financial                                         700               8
 ................................................................................

T. Rowe Price Total Equity Market Index Fund
------------------------------------------------------------------------------


                                                   Shares/Par          Value
------------------------------------------------------------------------------
                                                                In thousands


Waddell & Reed Financial (Class B) *                      146   $          3
 ..............................................................................
FIRSTPLUS Financial *                                     700              2
 ..............................................................................
ADVANTA                                                    55              1
 ..............................................................................
                                                                       2,037
                                                                   ...........
Mortgage Financing 1.0%
Fannie Mae                                              4,500            333
 ..............................................................................
Freddie Mac                                             3,400            219
 ..............................................................................
Countrywide Credit                                        800             40
 ..............................................................................
Fund American Enterprises                                 200             28
 ..............................................................................
AMRESCO *                                                 300              3
 ..............................................................................
                                                                         623
                                                                   ...........
Other Insurance 3.3%
Berkshire Hathaway (Class A) *                              7            490
 ..............................................................................
American International Group                            4,750            459
 ..............................................................................
Allstate                                                4,100            158
 ..............................................................................
Hartford Financial Services Group                       1,300             71
 ..............................................................................
Loews                                                     700             69
 ..............................................................................
Progressive                                               400             68
 ..............................................................................
AFLAC                                                   1,500             66
 ..............................................................................
Aon                                                     1,000             56
 ..............................................................................
St. Paul Companies                                      1,500             52
 ..............................................................................
Chubb                                                     800             52
 ..............................................................................
CNA Financial *                                         1,200             48
 ..............................................................................
MBIA                                                      700             46
 ..............................................................................
SAFECO                                                  1,000             43
 ..............................................................................
AMBAC                                                     700             42
 ..............................................................................
Cincinnati Financial                                    1,100             40
 ..............................................................................
MGIC Investment                                           900             36
 ..............................................................................
UNUM                                                      600             35
 ..............................................................................
Medical Assurance *                                       880             29
 ..............................................................................
Unitrin                                                   400             29
 ..............................................................................
Berkshire Hathaway (Class B) *                             12             28
 ..............................................................................
Horace Mann Educators                                     900             26
 ..............................................................................
Travelers Property Casualty (Class A)                     800             25
 ..............................................................................
Professionals Group *                                     550             17
 ..............................................................................
Medallion Financial                                     1,000             14
 ..............................................................................
Symons International Group *                            1,000              7
 ..............................................................................
Acceptance Insurance *                                    300              6
 ..............................................................................

T. Rowe Price Total Equity Market Index Fund
------------------------------------------------------------------------------


                                                Shares/Par             Value
------------------------------------------------------------------------------
                                                                In thousands


Baldwin & Lyons (Class B)                              200      $          5
 ..............................................................................
                                                                       2,017
                                                                ..............
Thrift Institutions 0.6%
Washington Mutual                                    3,226               123
 ..............................................................................
Golden West Financial                                  400                37
 ..............................................................................
Dime Bancorp                                         1,300                34
 ..............................................................................
Astoria Financial                                      575                27
 ..............................................................................
Washington Federal                                     900                24
 ..............................................................................
Sovereign Bancorp                                    1,620                23
 ..............................................................................
FSF Financial                                        1,500                22
 ..............................................................................
Staten Island Bancorp                                1,000                20
 ..............................................................................
ISB Financial                                          800                18
 ..............................................................................
Abington Bancorp                                     1,000                14
 ..............................................................................
Harris Financial                                     1,000                13
 ..............................................................................
                                                                         355
                                                                ..............
Total Financial                                                        9,732
                                                                ..............

HEALTH CARE 10.9%

Drugs 8.9%
Merck                                                5,600               827
 ..............................................................................
Pfizer                                               5,900               740
 ..............................................................................
Bristol-Myers Squibb                                 4,600               616
 ..............................................................................
Johnson & Johnson                                    6,400               537
 ..............................................................................
Eli Lilly                                            5,200               462
 ..............................................................................
Schering-Plough                                      6,700               370
 ..............................................................................
American Home Products                               6,200               349
 ..............................................................................
Abbott Laboratories                                  7,100               348
 ..............................................................................
Warner-Lambert                                       4,000               301
 ..............................................................................
Monsanto                                             3,100               147
 ..............................................................................
Amgen *                                              1,300               136
 ..............................................................................
Cardinal Health                                      1,100                83
 ..............................................................................
Genentech *                                            800                64
 ..............................................................................
McKesson                                               600                47
 ..............................................................................
Forest Laboratories *                                  800                43
 ..............................................................................
MedImmune *                                            400                40
 ..............................................................................
Watson Pharmaceuticals *                               600                38
 ..............................................................................
Biogen *                                               400                33
 ..............................................................................

21
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T. Rowe Price Total Equity Market Index Fund
------------------------------------------------------------------------------


                                                  Shares/Par           Value
------------------------------------------------------------------------------
                                                                In thousands


Mallinkrodt                                            1,000    $         31
 ..............................................................................
Techne *                                               1,200              25
 ..............................................................................
Allou Health & Beauty *                                2,300              25
 ..............................................................................
ICOS *                                                   800              24
 ..............................................................................
Aviron *                                                 900              23
 ..............................................................................
Serologicals *                                           750              22
 ..............................................................................
Patterson Dental *                                       500              22
 ..............................................................................
Transkaryotic Therapies *                                800              20
 ..............................................................................
AmeriSource Health *                                     300              19
 ..............................................................................
Rexall Sundown *                                       1,200              17
 ..............................................................................
Nexstar Pharmaceuticals *                              1,600              15
 ..............................................................................
Immune Response *                                      1,300              14
 ..............................................................................
Nutramax Products *                                    1,000               5
 ..............................................................................
Creative Biomolecules *                                1,300               5
 ..............................................................................
                                                                       5,448
                                                                ..............
Health-Care (non-drug) 1.2%
Medtronic                                              2,400             178
 ..............................................................................
Guidant                                                  800              88
 ..............................................................................
Baxter International                                   1,300              84
 ..............................................................................
Boston Scientific *                                    2,400              64
 ..............................................................................
Becton, Dickinson                                      1,300              55
 ..............................................................................
Allegiance                                             1,000              47
 ..............................................................................
Biomet                                                 1,000              40
 ..............................................................................
C. R. Bard                                               700              35
 ..............................................................................
Arterial Vascular Engineering *                          600              31
 ..............................................................................
Steris *                                                 900              26
 ..............................................................................
Affymetrix *                                             800              19
 ..............................................................................
Circon Corp *                                          1,200              18
 ..............................................................................
ThermoSpectra Corp *                                   1,300              15
 ..............................................................................
Arrow International                                      400              13
 ..............................................................................
Nitinol Medical Technologies *                           700               3
 ..............................................................................
Cardima *                                                800               2
 ..............................................................................
                                                                         718
                                                                ..............
HMO/Hospital Management 0.8%
Columbia/HCA Healthcare                                3,200              79
 ..............................................................................
IMS Health                                               800              60
 ..............................................................................
Wellpoint Health Networks *                              600              52
 ..............................................................................
United HealthCare                                      1,100              47
 ..............................................................................

T. Rowe Price Total Equity Market Index Fund
-----------------------------------------------------------------------------


                                                   Shares/Par         Value
-----------------------------------------------------------------------------
                                                               In thousands


Tenet Healthcare *                                      1,800  $         47
 .............................................................................
HealthSouth *                                           2,438            38
 .............................................................................
Lincare *                                                 800            32
 .............................................................................
Total Renal Care Holdings *                             1,033            31
 .............................................................................
Universal Health Services *                               500            26
 .............................................................................
PacifiCare Health Systems (Class B) *                     300            24
 .............................................................................
Curative Technologies *                                   500            16
 .............................................................................
Apria Healthcare *                                      1,400            13
 .............................................................................
PhyCor *                                                1,200             8
 .............................................................................
Ventas                                                    400             5
 .............................................................................
Vencor *                                                  400             2
 .............................................................................
American HomePatient *                                    500             1
 .............................................................................
                                                                        481
                                                               ..............
Total Health Care                                                     6,647
                                                               ..............
PROCESS INDUSTRIES 2.2%

Chemicals 1.5%
DuPont                                                  5,300           281
 .............................................................................
Dow Chemical                                            1,100           100
 .............................................................................
Air Products and Chemicals                              1,500            60
 .............................................................................
PPG Industries                                            900            53
 .............................................................................
Union Carbide                                           1,100            47
 .............................................................................
Praxair                                                 1,200            42
 .............................................................................
Occidental Petroleum                                    2,200            37
 .............................................................................
Sybron International *                                  1,300            35
 .............................................................................
Great Lakes Chemical                                      800            32
 .............................................................................
Hercules                                                1,100            30
 .............................................................................
Crompton & Knowles                                      1,300            27
 .............................................................................
Rohm & Haas                                               800            24
 .............................................................................
RPM                                                     1,500            24
 .............................................................................
International Specialty Products *                      1,700            23
 .............................................................................
Cabot                                                     800            22
 .............................................................................
Ivex Packaging *                                          800            19
 .............................................................................
A. Schulman                                               800            18
 .............................................................................
Airgas *                                                1,800            16
 .............................................................................
Millennium Chemicals                                      800            16
 .............................................................................
NL Industries                                             900            13
 .............................................................................

T. Rowe Price Total Equity Market Index Fund
------------------------------------------------------------------------------


                                                Shares/Par            Value
------------------------------------------------------------------------------
                                                               In thousands


Terra Nitrogen                                         900     $          9
 .............................................................................
TETRA Technologies *                                   800                9
 .............................................................................
Hawkins Chemical                                       600                6
 .............................................................................
                                                                        943
                                                               ..............
Forest Products 0.1%
Playtex Products *                                   1,300               21
 .............................................................................
Louisiana Pacific                                    1,100               20
 .............................................................................
Universal Forest Products                              300                6
 .............................................................................
FiberMark *                                            400                6
 .............................................................................
                                                                         53
                                                               ..............
Paper 0.6%
International Paper                                  1,600               72
 .............................................................................
Weyerhaeuser                                         1,400               71
 .............................................................................
Fort James                                           1,300               52
 .............................................................................
Union Camp                                             700               47
 .............................................................................
Willamette Industries                                  900               30
 .............................................................................
Jefferson Smurfit *                                  1,590               25
 .............................................................................
Westvaco                                               900               24
 .............................................................................
Chesapeake                                             500               19
 .............................................................................
Boise Cascade                                          500               16
 .............................................................................
Schweitzer-Mauduit                                     800               12
 .............................................................................
Badger Paper Mills *                                   500                4
 .............................................................................
                                                                        372
                                                               ..............
Total Process Industries                                              1,368
                                                               ..............
TECHNOLOGY 19.5%

Aerospace 0.6%
Boeing                                               4,800              157
 .............................................................................
Lockheed Martin                                        900               76
 .............................................................................
Gulfstream Aerospace *                                 700               37
 .............................................................................
Sundstrand                                             600               31
 .............................................................................
General Dynamics                                       500               29
 .............................................................................
United Industrial                                    1,300               13
 .............................................................................
                                                                        343
                                                               ..............
Analytical Equipment 0.8%
Emerson Electric                                     2,300              139
 .............................................................................
Raytheon (Class B)                                   1,800               96
 .............................................................................

24
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T. Rowe Price Total Equity Market Index Fund
------------------------------------------------------------------------------


                                                 Shares/Par            Value
------------------------------------------------------------------------------
                                                                In thousands


Honeywell                                               800     $         60
 ..............................................................................
Perkin-Elmer                                            400               39
 ..............................................................................
KLA-Tencor *                                            800               35
 ..............................................................................
Northrop Gruman                                         400               29
 ..............................................................................
Thermo Electron *                                     1,200               20
 ..............................................................................
Cognex *                                                800               16
 ..............................................................................
Stimsonite *                                          2,200               15
 ..............................................................................
Meade Instruments *                                     600                8
 ..............................................................................
Bioanalytical systems *                               1,400                6
 ..............................................................................
Robotic Vision Systems *                                400                1
 ..............................................................................
                                                                         464
                                                                ..............
Business Machines 4.0%
IBM                                                   4,400              813
 ..............................................................................
Dell Computer *                                       5,700              417
 ..............................................................................
Hewlett-Packard                                       4,800              328
 ..............................................................................
COMPAQ Computer                                       7,678              322
 ..............................................................................
Xerox                                                 1,500              177
 ..............................................................................
Sun Microsystems *                                    1,700              145
 ..............................................................................
Pitney Bowes                                          1,500               99
 ..............................................................................
Gateway 2000 *                                          900               46
 ..............................................................................
NCR *                                                 1,100               46
 ..............................................................................
Apple Computer *                                        800               33
 ..............................................................................
Silicon Graphics *                                    1,700               22
 ..............................................................................
Sequent Computer Systems *                            1,400               17
 ..............................................................................
Ikon Office Solutions                                 1,300               11
 ..............................................................................
                                                                       2,476
                                                                ..............
Communication Equipment 1.7%
Lucent Technologies                                   5,900              649
 ..............................................................................
Motorola                                              3,000              183
 ..............................................................................
Tellabs *                                             1,100               75
 ..............................................................................
General Instrument *                                  1,100               37
 ..............................................................................
Plantronics *                                           400               34
 ..............................................................................
Sensormatic Electronics *                             3,400               24
 ..............................................................................
Aspect Telecommunications *                           1,300               23
 ..............................................................................
Brite Voice Systems *                                 2,300               19
 ..............................................................................
CMC Industries *                                      1,400                8
 ..............................................................................
Napco Security Systems *                              1,800                8
 ..............................................................................
PairGain Technologies *                                 700                5
 ..............................................................................

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands


P-COM *                                                      700  $          3
 ................................................................................
                                                                         1,068
                                                                  ..............
Computer Communications 1.5%
Cisco Systems *                                            7,100           659
 ................................................................................
3Com *                                                     1,800            81
 ................................................................................
Ascend Communications *                                    1,100            72
 ................................................................................
Intermedia Communications *                                1,400            24
 ................................................................................
Mylex *                                                    2,000            24
 ................................................................................
Adaptec *                                                  1,300            23
 ................................................................................
Emulux *                                                     400            16
 ................................................................................
Digital Link *                                               600             3
 ................................................................................
                                                                           902
                                                                  ..............
Computer Peripherals 0.7%
EMC *                                                      2,300           195
 ................................................................................
Seagate Technology *                                       1,200            36
 ................................................................................
Symbol Technologies                                          500            32
 ................................................................................
Lexmark International Group (Class A) *                      300            30
 ................................................................................
Advanced Digital Info *                                    1,700            27
 ................................................................................
Bell & Howell *                                              600            23
 ................................................................................
Western Digital *                                          1,400            21
 ................................................................................
Rainbow Technologies *                                     1,000            19
 ................................................................................
Security Dynamics Technologies *                             600            14
 ................................................................................
Zebra Technologies (Class A) *                               400            12
 ................................................................................
C-Cube Microsystems *                                        300             8
 ................................................................................
                                                                           417
                                                                  ..............
Computer Services 2.4%
America Online                                             2,300           354
 ................................................................................
Automatic Data Processing                                  1,600           128
 ................................................................................
Electronic Data Systems                                    2,400           121
 ................................................................................
Yahoo! *                                                     500           118
 ................................................................................
First Data                                                 2,200            70
 ................................................................................
HBO                                                        2,300            66
 ................................................................................
Computer Sciences                                          1,000            64
 ................................................................................
At Home *                                                    800            59
 ................................................................................
Unisys *                                                   1,700            59
 ................................................................................
EBAY *                                                       200            48
 ................................................................................
Galileo International                                      1,000            44
 ................................................................................
Inktomi *                                                    300            39
 ................................................................................

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands


SunGard Data Systems *                                       900  $         36
 ................................................................................
Affiliated Computer Services (Class A) *                     700            32
 ................................................................................
FIserv *                                                     600            31
 ................................................................................
Keane *                                                      700            28
 ................................................................................
Network Solutions (Class A) *                                200            26
 ................................................................................
Lycos *                                                      400            22
 ................................................................................
Cerner *                                                     800            21
 ................................................................................
GTECH *                                                      700            18
 ................................................................................
CIBER *                                                      600            17
 ................................................................................
Mentor Graphics *                                          1,900            16
 ................................................................................
Sykes Enterprises *                                          500            15
 ................................................................................
Telescan *                                                 1,700            15
 ................................................................................
THINK New Ideas *                                            600             6
 ................................................................................
H.T.E. *                                                   1,000             5
 ................................................................................
Data Dimensions *                                            300             3
 ................................................................................
                                                                         1,461
                                                                  ..............
Computer Software 4.3%
Microsoft *                                               11,300         1,565
 ................................................................................
Oracle *                                                   4,600           199
 ................................................................................
Computer Associates                                        2,600           111
 ................................................................................
Compuware *                                                1,000            78
 ................................................................................
Network Associates *                                       1,000            66
 ................................................................................
BMC Software *                                             1,200            54
 ................................................................................
Electronic Arts *                                            800            45
 ................................................................................
Parametric Technology *                                    2,700            44
 ................................................................................
Intuit *                                                     600            43
 ................................................................................
Sterling Commerce *                                          900            41
 ................................................................................
Cadence Design Systems *                                   1,300            39
 ................................................................................
Synopsys *                                                   700            38
 ................................................................................
PeopleSoft *                                               1,700            32
 ................................................................................
Ardent Software *                                          1,300            30
 ................................................................................
Novell *                                                   1,500            27
 ................................................................................
Legato Systems *                                             400            26
 ................................................................................
J. D. Edwards *                                              900            26
 ................................................................................
Integrated Systems *                                       1,600            24
 ................................................................................
Great Plains Software *                                      400            19
 ................................................................................
PLATINUM technology *                                      1,000            19
 ................................................................................
Phoenix International *                                    1,200            18
 ................................................................................

T. Rowe Price Total Equity Market Index Fund
------------------------------------------------------------------------------


                                                   Shares/Par          Value
------------------------------------------------------------------------------
                                                                In thousands


Concord Communications *                                  300   $         17
 ..............................................................................
CFI Proservices *                                       1,400             16
 ..............................................................................
Midway Games *                                          1,439             16
 ..............................................................................
LHS Group *                                               300             15
 ..............................................................................
Visio *                                                   400             15
 ..............................................................................
The Learning Company *                                    500             13
 ..............................................................................
Hyperion Solutions *                                      570             10
 ..............................................................................
Orcad *                                                 1,100              9
 ..............................................................................
Bea Systems *                                             700              9
 ..............................................................................
Ansoft *                                                  400              2
 ..............................................................................
                                                                       2,666
                                                                  ............
Electronic Manufacturing Equipment 0.2%

Applied Materials *                                     1,900             81
 ..............................................................................
Varian Associates                                         600             23
 ..............................................................................
Novellus Systems *                                        400             20
 ..............................................................................
Quipp *                                                   600             11
 ..............................................................................
                                                                         135
                                                                  ............
Electronics 3.3%
Intel                                                   7,500            889
 ..............................................................................
GM (Class H)                                              700             28
 ..............................................................................
Texas Instruments                                       1,800            154
 ..............................................................................
Qwest Communications International *                    1,800             90
 ..............................................................................
Solectron *                                               800             74
 ..............................................................................
Level 3 Communications *                                1,700             73
 ..............................................................................
Micron Technology *                                     1,300             66
 ..............................................................................
Rockwell International                                  1,200             58
 ..............................................................................
Xilinx *                                                  800             52
 ..............................................................................
AMP                                                       959             50
 ..............................................................................
Analog Devices *                                        1,500             47
 ..............................................................................
Maxim Integrated Products *                             1,000             44
 ..............................................................................
Linear Technology                                         400             36
 ..............................................................................
Arrow Electronics *                                     1,300             35
 ..............................................................................
LSI Logic *                                             1,900             30
 ..............................................................................
Jabil Circuit *                                           400             30
 ..............................................................................
Molex                                                     700             27
 ..............................................................................
DuPont Photomasks *                                       600             25
 ..............................................................................
Thomas & Betts                                            500             22
 ..............................................................................
Amphenol *                                                700             21
 ..............................................................................

T. Rowe Price Total Equity Market Index Fund
------------------------------------------------------------------------------


                                                  Shares/Par           Value
------------------------------------------------------------------------------
                                                                In thousands


Kimball International                                  1,100    $         21
 ..............................................................................
Vishay Intertechnology *                               1,430              21
 ..............................................................................
Supertex *                                             1,800              18
 ..............................................................................
Andrew *                                               1,000              16
 ..............................................................................
KEMET *                                                1,400              16
 ..............................................................................
Level One *                                              450              16
 ..............................................................................
SMART Modular Technologies *                             500              14
 ..............................................................................
International Rectifier *                              1,000              10
 ..............................................................................
Micro Linear *                                         2,000               8
 ..............................................................................
Integrated Silicon Solution *                            900               3
 ..............................................................................
                                                                       1,994
                                                                ..............
Total Technology                                                      11,926
                                                                ..............
UTILITIES 9.4%

Electric Utilities 2.6%
Duke Energy                                            1,900             122
 ..............................................................................
Southern Company                                       3,200              93
 ..............................................................................
FPL Group                                              1,100              68
 ..............................................................................
Consolidated Edison                                    1,200              63
 ..............................................................................
PG&E                                                   2,000              63
 ..............................................................................
Texas Utilities                                        1,300              61
 ..............................................................................
Public Service Enterprise                              1,500              60
 ..............................................................................
AES *                                                  1,200              57
 ..............................................................................
American Electric Power                                1,200              57
 ..............................................................................
Dominion Resources                                     1,200              56
 ..............................................................................
Edison International                                   1,900              53
 ..............................................................................
Houston Industries                                     1,600              51
 ..............................................................................
Unicom                                                 1,100              42
 ..............................................................................
Carolina Power & Light                                   900              42
 ..............................................................................
Central and South West                                 1,500              41
 ..............................................................................
Entergy                                                1,300              41
 ..............................................................................
CMS Energy                                               800              39
 ..............................................................................
PacifiCorp                                             1,800              38
 ..............................................................................
NIPSCO                                                 1,200              37
 ..............................................................................
PP&L Resources                                         1,300              36
 ..............................................................................
Northern States Power                                  1,300              36
 ..............................................................................
FirstEnergy                                            1,100              36
 ..............................................................................

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------


                                                   Shares/Par           Value
--------------------------------------------------------------------------------
                                                                 In thousands

DTE Energy                                                800   $          34
 ................................................................................
BGE                                                     1,100              34
 ................................................................................
PECO Energy                                               800              33
 ................................................................................
IPALCO Enterprises                                        500              28
 ................................................................................
Niagara Mohawk *                                        1,700              27
 ................................................................................
DQE                                                       600              26
 ................................................................................
Illinova                                                1,000              25
 ................................................................................
Rochester Gas & Electric                                  800              25
 ................................................................................
WPS Resources                                             700              25
 ................................................................................
Cilcorp                                                   400              25
 ................................................................................
CalEnergy *                                               700              24
 ................................................................................
MidAmerican Energy Holdings                               900              24
 ................................................................................
Western Resources                                         700              23
 ................................................................................
Northeast Utilities *                                   1,400              22
 ................................................................................
Unisource Energy *                                      1,600              22
 ................................................................................
UNITIL Corp                                               700              18
 ................................................................................
                                                                        1,607
                                                                ................
Telephone and Telegraph 6.7%

AT&T                                                    8,277             623
 ................................................................................
MCI WorldCom *                                          8,560             614
 ................................................................................
SBC Communications                                      9,000             483
 ................................................................................
BellSouth                                               8,800             439
 ................................................................................
Bell Atlantic                                           6,800             360
 ................................................................................
Ameritech                                               4,800             304
 ................................................................................
GTE                                                     4,600             299
 ................................................................................
AirTouch Communications *                               2,500             180
 ................................................................................
U S West                                                2,638             171
 ................................................................................
Sprint                                                  1,900             160
 ................................................................................
ALLTEL                                                  1,600              96
 ................................................................................
Sprint *                                                2,300              53
 ................................................................................
Frontier                                                1,300              44
 ................................................................................
Century Telephone Enterprises                             650              44
 ................................................................................
Price Communications *                                  3,124              40
 ................................................................................
Nextel Communications *                                 1,400              33
 ................................................................................
Telephone and Data Systems                                700              32
 ................................................................................
U. S. Cellular *                                          700              27
 ................................................................................
Winstar Communications *                                  600              23
 ................................................................................
Commonwealth Telephone Enterprises *                      700              23
 ................................................................................

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------

                                                   Shares/Par           Value
--------------------------------------------------------------------------------
                                                                 In thousands

Citizens Utilities *                                     2,740    $       22
 ................................................................................
Tel-Save Holdings *                                      1,200            20
 ................................................................................
Teleglobe Inc                                              442            16
 ................................................................................
MetroCal *                                               2,400            11
 ................................................................................
General Communication *                                  1,500             6
 ................................................................................
American Communications                                    700             5
 ................................................................................
Omnipoint *                                                300             3
 ................................................................................
USCI *                                                   2,300             0
 ................................................................................
                                                                       4,131
                                                                ................
Water Utilities 0.1%

American Water Works                                       800            27
 ................................................................................
Aquarion Company                                           400            16
 ................................................................................
                                                                          43
                                                                ................
Total Utilities                                                        5,781
                                                                ................

MISCELLANEOUS 0.1%

Miscellaneous 0.1%

Aurora Foods *                                           1,600            32
 ................................................................................
Peekskill Financial                                      1,000            16
 ................................................................................
Bristol Hotels *                                         2,000            12
 ................................................................................
Bayard Drilling *                                          682             3
 ................................................................................
Vornado Operating Company *                                 35             0
 ................................................................................
Total Miscellaneous                                                       63
                                                                ................
Total Common Stocks (Cost $52,377)                                    58,543
                                                                ................

Short-Term Investments 4.4%

U.S. Government Obligations 0.2%
U.S. Treasury Bills, 4.36 - 4.92%, 1/21 - 7/22/99   $  115,000           114
 ................................................................................
                                                                         114
                                                                ................

Money Market Fund 4.2%

Reserve Investment Fund, 5.42% #                     2,559,801         2,560
 ................................................................................
Total Short-Term Investments (Cost $2,674)                             2,674
                                                                ................

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------

                                                                                Value
--------------------------------------------------------------------------------------
                                                                         In thousands

Total Investments in Securities
100.0% of Net Assets (Cost $55,051)                                        $   61,217

Futures Contracts
In thousands
                                                        Contract   Unrealized
                                           Expiration   Value      Gain (Loss)
                                           ..........   ........   ...........
Long, 5 Standard & Poor's 500 Stock Index
contracts, $70,000 of U.S. Treasury Bills
pledged as initial margin                      3/99    $  1,557    $       66

Long, 2  Midcap 400 Stock Index contracts
$20,000 of U.S. Treasury Bills pledged as
initial margin                                 3/99         392            19

Long, 2 Russell 2000 Stock Index contracts
$25,000 of U.S. Treasury Bills pledged as
initial margin                                 3/99         425            27

Net payments (receipts) of variation
margin to date                                                            (95)
                                                                   ...........
Variation margin receivable
(payable) on open futures contracts                                                17

Other Assets Less Liabilities                                                     (24)
                                                                           ...........

NET ASSETS                                                                 $   61,210
                                                                           -----------
Net Assets Consist of:
Accumulated net investment income - net of distributions                   $      (33)
Accumulated net realized gain/loss - net of distributions                         110
Net unrealized gain (loss)                                                      6,278
Paid-in-capital applicable to 5,022,868 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized                                                         54,855
                                                                           ...........

NET ASSETS                                                                 $   61,210
                                                                           -----------

NET ASSET VALUE PER SHARE                                                  $    12.19
                                                                           -----------

   #    Seven-day yield
   *    Non-income producing
REIT    Real Estate Investment Trust


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------

-----------------------
Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                                      1/30/98
                                                                      Through
                                                                     12/31/98
Investment Income
Income
  Dividend                                                        $       391
  Interest                                                                 95
                                                                  ............
  Total income                                                            486
                                                                  ............
Expenses
  Investment management and administrative                                111
                                                                  ............
Net investment income                                                     375
                                                                  ............
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
  Securities                                                               70
  Futures                                                                  40
                                                                  ............
  Net realized gain (loss)                                                110
                                                                  ............
Change in net unrealized gain or loss
  Securities                                                            6,166
  Futures                                                                 112
                                                                  ............
  Change in net unrealized gain or loss                                 6,278
                                                                  ............
Net realized and unrealized gain (loss)                                 6,388
                                                                  ............

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                            $     6,763
                                                                  ------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------

----------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                                    1/30/98
                                                                    Through
                                                                   12/31/98
Increase (Decrease) in Net Assets
Operations
   Net investment income                                           $    375
   Net realized gain (loss)                                             110
   Change in net unrealized gain or loss                              6,278
                                                                   .........
   Increase (decrease) in net assets from operations                  6,763
                                                                   .........
Distributions to shareholders
   Net investment income                                               (408)
                                                                   .........
Capital share transactions *
   Shares sold                                                       62,656
   Distributions reinvested                                             395
   Shares redeemed                                                   (8,207)
   Redemption fees received                                              11
                                                                   .........
   Increase (decrease) in net assets from capital
   share transactions                                                54,855
                                                                   .........
Net Assets
Increase (decrease) during period                                    61,210
Beginning of period                                                      --
                                                                   .........

End of period                                                      $ 61,210
                                                                   ---------
* Share information
   Shares sold                                                        5,742
   Distributions reinvested                                              34
   Shares redeemed                                                     (753)
                                                                   .........
   Increase (decrease) in shares outstanding                          5,023


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
                                                               December 31, 1998

-----------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Market Index Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on January 30, 1998.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------



capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts At December 31, 1998, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $52,807,000 and $512,000, respectively, for the period ended December 31, 1998.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company and distribute all of its taxable income.

At December 31, 1998, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $55,051,000. Net unrealized gain aggregated $6,166,000 at period-end, of which $8,768,000 related to appreciated investments and $2,602,000 to depreciated investments.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------


NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management and administrative agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive annual fee. The fee, computed daily and paid monthly, is equal to 0.40% of the fund's average daily net assets. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the period ended December 31, 1998, totaled $92,000 and are reflected as interest income in the accompanying Statement of Operations.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------


---------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Equity Market Index Funds, Inc. and Shareholders of T. Rowe Price Total Equity Market Index Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Total Equity Market Index Fund (one of the portfolios comprising
T. Rowe Price Equity Market Index Funds, Inc., hereafter referred to as the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the fiscal period presented through December 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1998, by correspondence with custodians, provides a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
Baltimore, Maryland
January 21, 1999

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------


-----------------------------------------------------------
Tax Information (Unaudited) for the Tax Year Ended 12/31/98
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For corporate shareholders, $362,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

For yield, price, last transaction, current balance, or to conduct transactions, 24 hours, 7 days a week, call Tele*Access(R): 1-800-638-2587 toll free

For assistance with your existing fund account, call: Shareholder Service Center 1-800-225-5132 toll free 410-625-6500 Baltimore area

To open a brokerage account or obtain information, call: 1-800-638-5660 toll free

Internet address: www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of the T. Rowe Price Equity Market Index Funds.

Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607


[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.   F23-050  12/31/98